Contingent Liabilities and Commitments - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 TWD ($)
Disclosure of contingent liabilities and commitments [abstract]
Contractual commitments for acquisition of property, plant and equipment	$ 7,639,758